UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08416
Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS SC

Touchstone Balanced Fund CLASS I

Touchstone Bond Fund CLASS SC

Touchstone Bond Fund CLASS I

Touchstone Common Stock Fund CLASS SC

Touchstone Common Stock Fund CLASS I

Touchstone Small Company Fund CLASS I

Touchstone Balanced Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$40	0.79%
Key Fund Statistics
Fund net assets	$47,609,605
Total number of portfolio holdings	217
Portfolio turnover rate	46%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.7%
Corporate Bonds	17.5%
U.S. Government Mortgage-Backed Obligations	6.2%
U.S. Treasury Obligations	5.3%
Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Fund	1.8%
Non-Agency Collateralized Mortgage Obligations	1.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	29.4%
AA/Aa	23.6%
A/A	17.9%
BBB/Baa	24.0%
BB/Ba	5.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BALS-2506
Touchstone Balanced Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%
Key Fund Statistics
Fund net assets	$47,609,605
Total number of portfolio holdings	217
Portfolio turnover rate	46%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.7%
Corporate Bonds	17.5%
U.S. Government Mortgage-Backed Obligations	6.2%
U.S. Treasury Obligations	5.3%
Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Fund	1.8%
Non-Agency Collateralized Mortgage Obligations	1.6%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	1.3%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	29.4%
AA/Aa	23.6%
A/A	17.9%
BBB/Baa	24.0%
BB/Ba	5.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BALI-2506
Touchstone Bond Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$46	0.91%
Key Fund Statistics
Fund net assets	$48,887,691
Total number of portfolio holdings	469
Portfolio turnover rate	119%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.5%
U.S. Treasury Obligations	28.6%
Commercial Mortgage-Backed Securities	8.5%
Non-Agency Collateralized Mortgage Obligations	6.6%
U.S. Government Mortgage-Backed Obligations	5.6%
Agency Collateralized Mortgage Obligations	3.6%
Asset-Backed Securities	2.7%
Exchange-Traded Fund	0.5%
Sovereign Government Obligations	0.4%
Short-Term Investment Fund	2.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.1%
AA/Aa	12.9%
A/A	13.1%
BBB/Baa	20.4%
BB/Ba	4.6%
B/B	1.6%
CCC	0.1%
Not Rated	4.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BNDS-2506
Touchstone Bond Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%
Key Fund Statistics
Fund net assets	$48,887,691
Total number of portfolio holdings	469
Portfolio turnover rate	119%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	40.5%
U.S. Treasury Obligations	28.6%
Commercial Mortgage-Backed Securities	8.5%
Non-Agency Collateralized Mortgage Obligations	6.6%
U.S. Government Mortgage-Backed Obligations	5.6%
Agency Collateralized Mortgage Obligations	3.6%
Asset-Backed Securities	2.7%
Exchange-Traded Fund	0.5%
Sovereign Government Obligations	0.4%
Short-Term Investment Fund	2.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	43.1%
AA/Aa	12.9%
A/A	13.1%
BBB/Baa	20.4%
BB/Ba	4.6%
B/B	1.6%
CCC	0.1%
Not Rated	4.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-BNDI-2506
Touchstone Common Stock Fund
CLASS SC
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$47	0.92%
Key Fund Statistics
Fund net assets	$205,431,636
Total number of portfolio holdings	46
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.4%
Financials	13.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	6.8%
Consumer Staples	4.5%
Energy	2.6%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-CMSS-2506
Touchstone Common Stock Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.73%
Key Fund Statistics
Fund net assets	$205,431,636
Total number of portfolio holdings	46
Portfolio turnover rate	3%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	33.8%
Communication Services	16.4%
Financials	13.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	6.8%
Consumer Staples	4.5%
Energy	2.6%
Materials	1.6%
Real Estate	1.4%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.2)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-CMSI-2506
Touchstone Small Company Fund
CLASS I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%
Key Fund Statistics
Fund net assets	$58,167,964
Total number of portfolio holdings	73
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	22.3%
Information Technology	19.7%
Health Care	18.4%
Consumer Discretionary	13.1%
Financials	9.3%
Real Estate	6.5%
Energy	4.3%
Communication Services	3.3%
Materials	2.8%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/resources or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
TVST-SR-SMC-2506

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2025 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Variable Series Trust
Touchstone Balanced Fund
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Small Company Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-6
Touchstone Bond Fund	7-13
Touchstone Common Stock Fund	14
Touchstone Small Company Fund	15-16
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	20-21
Financial Highlights	22-23
Notes to Financial Statements	24-35
Other Items	36
This report identifies the Funds' investments on June 30, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 62.7%
	Information Technology — 21.1%
9,581	Apple, Inc.	$ 1,965,734
1,856	Applied Materials, Inc.	339,778
6,042	Microsoft Corp.	3,005,351
10,250	NVIDIA Corp.	1,619,397
4,186	Oracle Corp.	915,185
2,427	Salesforce, Inc.	661,819
2,497	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	565,546
2,940	Texas Instruments, Inc.	610,403
1,515	Workday, Inc. - Class A*	363,600
		10,046,813
	Communication Services — 10.5%
9,520	Alphabet, Inc. - Class C	1,688,753
9,684	Comcast Corp. - Class A	345,622
3,195	Meta Platforms, Inc. - Class A	2,358,197
200	Netflix, Inc.*	267,826
2,504	Walt Disney Co. (The)	310,521
		4,970,919
	Financials — 8.7%
16,452	Bank of America Corp.	778,509
990	Berkshire Hathaway, Inc. - Class B*	480,912
7,025	Charles Schwab Corp. (The)	640,961
1,021	Goldman Sachs Group, Inc. (The)	722,613
318	Markel Group, Inc.*	635,160
2,541	Visa, Inc. - Class A	902,182
		4,160,337
	Health Care — 6.1%
2,566	Becton Dickinson & Co.	441,994
3,000	BioMarin Pharmaceutical, Inc.*	164,910
7,348	Bristol-Myers Squibb Co.	340,139
1,093	HCA Healthcare, Inc.	418,728
3,530	Johnson & Johnson	539,207
6,880	Medtronic PLC	599,730
1,304	UnitedHealth Group, Inc.	406,809
		2,911,517
	Consumer Discretionary — 5.7%
3,824	Airbnb, Inc. - Class A*	506,068
8,010	Amazon.com, Inc.*	1,757,314
3,528	Las Vegas Sands Corp.	153,503
3,011	Starbucks Corp.	275,898
		2,692,783
	Industrials — 4.5%
3,051	Boeing Co. (The)*	639,276
691	Hubbell, Inc.	282,211
2,022	RTX Corp.	295,252
5,282	SS&C Technologies Holdings, Inc.	437,350
3,096	Stanley Black & Decker, Inc.	209,754
3,060	Uber Technologies, Inc.*	285,498
		2,149,341
	Consumer Staples — 2.7%
1,646	Diageo PLC (United Kingdom) ADR	165,983
5,070	Monster Beverage Corp.*	317,585
4,287	Philip Morris International, Inc.	780,791
		1,264,359
	Energy — 1.5%
5,663	Exxon Mobil Corp.	610,472
3,428	Schlumberger NV	115,866
		726,338
Shares		Market Value
	Common Stocks — 62.7% (Continued)
	Materials — 1.1%
4,412	DuPont de Nemours, Inc.	$ 302,619
3,213	International Flavors & Fragrances, Inc.	236,316
		538,935
	Real Estate — 0.8%
1,509	Jones Lang LaSalle, Inc.*	385,972
	Total Common Stocks	$29,847,314
Principal Amount
	Corporate Bonds — 17.5%
	Financials — 4.5%
$ 85,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	80,962
93,000	American Express Co., 5.282%, 7/27/29	95,616
91,000	Ares Capital Corp., 3.250%, 7/15/25	90,942
61,000	Bank of America Corp., 2.687%, 4/22/32	54,736
67,000	Bank of America Corp., 3.705%, 4/24/28	66,198
30,000	Bank of America Corp., 5.511%, 1/24/36	30,857
77,000	Bank of Montreal (Canada), 3.803%, 12/15/32	74,992
65,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	68,941
57,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	47,980
106,000	Citigroup, Inc., 4.542%, 9/19/30	105,519
49,000	Citigroup, Inc., 6.174%, 5/25/34	51,290
52,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.518%, 1/15/27(A)	51,227
100,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	88,806
45,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	44,350
104,000	JPMorgan Chase & Co., 2.956%, 5/13/31	96,142
82,000	JPMorgan Chase & Co., 3.509%, 1/23/29	80,318
70,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	73,064
52,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	51,126
91,000	Mastercard, Inc., 2.000%, 11/18/31	79,296
63,000	Morgan Stanley, 2.484%, 9/16/36	53,517
89,000	Morgan Stanley, 3.950%, 4/23/27	88,435
61,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	59,703
93,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	70,889
85,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	83,748
80,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	81,111
96,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)	84,273
117,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	78,508
151,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)	149,114
56,000	US Bancorp, 4.967%, 7/22/33	55,322
		2,136,982
	Industrials — 2.0%
82,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	74,386
68,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	71,236
80,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	58,237
78,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	78,661
72,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	73,611
54,000	Keysight Technologies, Inc., 4.950%, 10/15/34	53,392
66,000	Norfolk Southern Corp., 4.837%, 10/1/41	60,480
44,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	44,498
52,000	RTX Corp., 6.400%, 3/15/54	57,069
106,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	95,358

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.5% (Continued)
	Industrials — 2.0% (Continued)
$ 80,000	Timken Co. (The), 4.500%, 12/15/28	$ 80,151
72,000	United Parcel Service, Inc., 5.950%, 5/14/55	73,993
43,000	WestRock MWV LLC, 8.200%, 1/15/30	49,211
96,000	Xylem, Inc., 1.950%, 1/30/28	90,758
		961,041
	Consumer Discretionary — 1.8%
125,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	105,831
70,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	70,154
131,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	115,114
48,000	Home Depot, Inc. (The), 5.950%, 4/1/41	50,617
69,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	70,245
92,000	Lowe's Cos., Inc., 4.500%, 4/15/30	92,689
52,000	Mattel, Inc., 5.450%, 11/1/41	46,246
92,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	88,645
90,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	87,335
49,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	49,573
76,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	73,771
		850,220
	Consumer Staples — 1.8%
48,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	44,025
72,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	68,084
64,000	Cargill, Inc., 144a, 4.760%, 11/23/45	57,126
126,000	Coca-Cola Co. (The), 2.500%, 3/15/51	75,704
64,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	52,430
52,000	Kroger Co. (The), 5.000%, 4/15/42	47,366
33,000	Mars, Inc., 144a, 3.600%, 4/1/34	29,889
72,000	Mars, Inc., 144a, 5.200%, 3/1/35	72,817
45,000	PepsiCo, Inc., 1.625%, 5/1/30	39,945
131,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	110,438
102,000	Philip Morris International, Inc., 5.375%, 2/15/33	105,392
53,000	Starbucks Corp., 3.350%, 3/12/50	35,759
57,000	Tyson Foods, Inc., 5.400%, 3/15/29	58,754
51,000	Walmart, Inc., 4.500%, 9/9/52	44,656
		842,385
	Energy — 1.5%
85,000	BP Capital Markets America, Inc., 4.970%, 10/17/29	87,190
71,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	63,649
30,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	28,547
87,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	91,619
71,000	HF Sinclair Corp., 5.000%, 2/1/28	71,018
78,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	77,320
79,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	90,166
73,000	Occidental Petroleum Corp., 7.950%, 6/15/39	81,933
86,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	73,284
65,000	Western Midstream Operating LP, 5.250%, 2/1/50	54,731
		719,457
	Information Technology — 1.4%
87,000	Apple, Inc., 4.650%, 2/23/46	79,660
91,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	82,517
104,000	Cisco Systems, Inc., 4.850%, 2/26/29	106,554
48,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	46,332
86,000	Marvell Technology, Inc., 2.950%, 4/15/31	78,295
41,000	Micron Technology, Inc., 2.703%, 4/15/32	35,668
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,612
113,000	Microsoft Corp., 2.525%, 6/1/50	69,934
38,000	Oracle Corp., 2.650%, 7/15/26	37,316
22,000	Oracle Corp., 3.600%, 4/1/40	17,606
Principal Amount		MarketValue
	Corporate Bonds — 17.5% (Continued)
	Information Technology — 1.4% (Continued)
$ 24,000	Oracle Corp., 4.300%, 7/8/34	$ 22,797
56,000	Texas Instruments, Inc., 5.100%, 5/23/35	57,052
		655,343
	Health Care — 1.3%
69,000	AbbVie, Inc., 4.450%, 5/14/46	59,479
74,000	Amgen, Inc., 5.150%, 3/2/28	75,601
55,000	Becton Dickinson & Co., 4.685%, 12/15/44	47,917
70,000	CommonSpirit Health, 4.187%, 10/1/49	54,097
60,000	CVS Health Corp., 5.125%, 7/20/45	53,200
85,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	68,407
59,000	Elevance Health, Inc., 4.750%, 2/15/33	58,644
76,000	HCA, Inc., 5.500%, 3/1/32	78,426
59,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	58,404
87,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	70,185
		624,360
	Communication Services — 1.2%
88,000	AT&T, Inc., 3.800%, 12/1/57	61,681
44,000	AT&T, Inc., 4.500%, 5/15/35	41,940
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	48,558
61,000	Comcast Corp., 4.000%, 3/1/48	47,185
85,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	85,119
96,000	T-Mobile USA, Inc., 3.875%, 4/15/30	93,233
35,000	T-Mobile USA, Inc., 5.750%, 1/15/54	34,343
80,000	Verizon Communications, Inc., 2.987%, 10/30/56	48,241
98,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	93,689
		553,989
	Utilities — 1.0%
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	39,569
115,000	CMS Energy Corp., 4.750%, 6/1/50	111,758
61,000	Duke Energy Progress LLC, 4.150%, 12/1/44	49,779
59,000	Edison International, 4.125%, 3/15/28	56,947
43,000	Georgia Power Co., 5.950%, 2/1/39	43,908
85,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	51,998
73,000	PacifiCorp., 5.750%, 4/1/37	74,243
60,000	Virginia Electric and Power Co., 5.650%, 3/15/55	59,076
		487,278
	Real Estate — 0.8%
87,000	American Tower Corp. REIT, 5.900%, 11/15/33	91,839
82,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	82,482
77,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	72,917
61,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	61,041
46,000	Store Capital LLC REIT, 2.700%, 12/1/31	39,007
8,000	Store Capital LLC REIT, 2.750%, 11/18/30	7,048
44,000	Store Capital LLC REIT, 4.625%, 3/15/29	43,257
		397,591
	Materials — 0.2%
38,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	38,668
68,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	56,970
		95,638
	Total Corporate Bonds	$8,324,284
	U.S. Government Mortgage-Backed Obligations — 6.2%
79,120	FHLMC, Pool #G05624, 4.500%, 9/1/39	79,021
52,057	FHLMC, Pool #Q29260, 4.000%, 10/1/44	49,727
258,863	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	247,949
195,281	FHLMC REMIC, Pool #QX4026, 5.500%, 1/1/55	196,248
136,215	FHLMC REMIC, Pool #RA7357, 4.500%, 7/1/52	130,503
141,326	FHLMC REMIC, Pool #RA7483, 4.000%, 6/1/52	131,674

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 6.2% (Continued)
$ 137,258	FHLMC REMIC, Pool #SB0762, 2.500%, 4/1/37	$ 128,099
271,986	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	261,543
247,242	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	237,749
231,400	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	229,307
248,125	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	244,319
315,468	FHLMC REMIC, Pool #SD8212, 2.500%, 5/1/52	262,544
155,249	FHLMC REMIC, Pool #SD8220, 3.000%, 6/1/52	134,344
28,916	FNMA, Pool #725423, 5.500%, 5/1/34	29,622
26,438	FNMA, Pool #725610, 5.500%, 7/1/34	27,012
6,405	FNMA, Pool #890310, 4.500%, 12/1/40	6,383
22,668	FNMA, Pool #AD9193, 5.000%, 9/1/40	22,951
203,527	FNMA, Pool #FA0499, 5.000%, 10/1/53	200,076
225,166	FNMA, Pool #FS2906, 5.000%, 9/1/52	221,743
146,189	FNMA, Pool #FS9194, 3.500%, 2/1/52	132,183
	Total U.S. Government Mortgage-Backed Obligations	$2,972,997
	U.S. Treasury Obligations — 5.3%
155,000	U.S. Treasury Bond, 4.125%, 8/15/44	142,182
320,000	U.S. Treasury Bond, 4.625%, 2/15/55	312,000
545,000	U.S. Treasury Bond, 4.750%, 2/15/45	542,701
205,000	U.S. Treasury Note, 3.750%, 4/15/28	205,241
1,175,000	U.S. Treasury Note, 4.000%, 5/31/30	1,186,199
130,000	U.S. Treasury Note, 4.625%, 2/15/35	134,164
	Total U.S. Treasury Obligations	$2,522,487
	Commercial Mortgage-Backed Securities — 3.2%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	53,995
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	245,204
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	156,640
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	233,965
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	72,101
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	230,539
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	165,344
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	73,935
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	159,287
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	136,016
	Total Commercial Mortgage-Backed Securities	$1,527,026
Shares
Exchange-Traded Fund — 1.8%
22,499	iShares Broad USD High Yield Corporate Bond ETF	843,937
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.6%
$ 183,418	GS Mortgage-Backed Securities Trust, Ser 2021-PJ10, Class A8, 144a, 2.500%, 3/25/52(A)(B)	162,884
119,192	JP Morgan Mortgage Trust, Ser 2021-13, Class A4, 144a, 2.500%, 4/25/52(A)(B)	106,480
132,999	New Residential Mortgage Loan Trust, Ser 2021-INV2, Class A7, 144a, 2.500%, 9/25/51(A)(B)	119,236
145,295	Provident Funding Mortgage Trust, Ser 2021-J1, Class A3, 144a, 2.500%, 10/25/51(A)(B)	128,285
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.6% (Continued)
$ 140,891	PSMC Trust, Ser 2021-3, Class A3, 144a, 2.500%, 8/25/51(A)(B)	$ 126,130
144,252	Rate Mortgage Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 10/25/51(A)(B)	127,140
	Total Non-Agency Collateralized Mortgage Obligations	$770,155
	Sovereign Government Obligations — 0.3%
119,000	Peruvian Government International Bond, 2.780%, 12/1/60	63,713
61,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	56,538
	Total Sovereign Government Obligations	$120,251
Shares
	Short-Term Investment Fund — 1.3%
624,568	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	624,568
	Total Investment Securities—99.9% (Cost $34,009,783)	$47,553,019
	Other Assets in Excess of Liabilities — 0.1%	56,586
	Net Assets — 100.0%	$47,609,605
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $2,550,346 or 5.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$29,847,314	$—	$—	$29,847,314
Corporate Bonds	—	8,324,284	—	8,324,284
U.S. Government Mortgage-Backed Obligations	—	2,972,997	—	2,972,997
U.S. Treasury Obligations	—	2,522,487	—	2,522,487
Commercial Mortgage-Backed Securities	—	1,527,026	—	1,527,026
Exchange-Traded Fund	843,937	—	—	843,937
Non-Agency Collateralized Mortgage Obligations	—	770,155	—	770,155
Sovereign Government Obligations	—	120,251	—	120,251
Short-Term Investment Fund	624,568	—	—	624,568
Total	$31,315,819	$16,237,200	$—	$47,553,019
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Bond Fund – June 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.5%
	Financials — 9.7%
$ 136,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 129,540
13,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	13,446
41,000	Allstate Corp. (The), Ser B, 7.526%, 8/15/53(A)	41,017
4,000	Ally Financial, Inc., 8.000%, 11/1/31	4,521
178,000	American Express Co., 5.282%, 7/27/29	183,007
142,000	Ares Capital Corp., 3.250%, 7/15/25	141,910
101,000	Bank of America Corp., 2.687%, 4/22/32	90,628
126,000	Bank of America Corp., 3.705%, 4/24/28	124,491
39,000	Bank of America Corp., 5.511%, 1/24/36	40,114
168,000	Bank of Montreal (Canada), 3.803%, 12/15/32	163,618
154,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	163,337
122,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	114,147
187,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	165,468
89,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	74,916
189,000	Citigroup, Inc., 4.542%, 9/19/30	188,143
91,000	Citigroup, Inc., 6.174%, 5/25/34	95,253
155,000	Citizens Bank NA, 4.575%, 8/9/28	155,308
15,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	15,879
10,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	10,145
108,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.518%, 1/15/27(A)	106,395
7,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	6,874
9,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	8,972
3,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	3,105
4,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	4,294
18,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	18,696
14,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	14,814
7,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	7,038
5,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	5,154
177,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	157,187
92,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	90,670
15,000	HUB International Ltd., 144a, 7.250%, 6/15/30	15,669
17,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	17,159
6,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	6,170
7,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	7,251
129,000	JPMorgan Chase & Co., 2.956%, 5/13/31	119,253
168,000	JPMorgan Chase & Co., 3.509%, 1/23/29	164,554
41,000	JPMorgan Chase & Co., 4.946%, 10/22/35	40,619
129,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	134,646
94,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	92,420
188,000	Mastercard, Inc., 2.000%, 11/18/31	163,820
148,000	Morgan Stanley, 2.484%, 9/16/36	125,722
156,000	Morgan Stanley, 3.950%, 4/23/27	155,009
6,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	6,129
16,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	16,618
4,000	Navient Corp., 4.875%, 3/15/28	3,942
10,000	Navient Corp., 5.000%, 3/15/27	9,956
4,000	Navient Corp., 7.875%, 6/15/32	4,180
138,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	135,066
198,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	150,924
7,000	OneMain Finance Corp., 3.875%, 9/15/28	6,707
5,000	OneMain Finance Corp., 4.000%, 9/15/30	4,612
6,000	OneMain Finance Corp., 6.625%, 5/15/29	6,163
2,000	OneMain Finance Corp., 7.125%, 3/15/26	2,030
4,000	OneMain Finance Corp., 7.125%, 9/15/32	4,140
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Financials — 9.7% (Continued)
$ 9,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	$ 8,650
5,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	4,903
6,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	6,371
6,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	6,217
136,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.161%, 6/1/28(A)	133,997
3,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	3,079
19,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	19,593
5,000	Rocket Cos., Inc., 144a, 6.125%, 8/1/30	5,093
6,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	6,134
152,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	154,112
17,000	SBL Holdings, Inc., 144a, 9.508%(B)	16,979
171,000	State Street Corp., (TSFR3M + 1.262%), 5.580%, 6/15/47(A)	150,111
194,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	130,176
260,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.258%, 5/15/27(A)	256,752
119,000	US Bancorp, 4.967%, 7/22/33	117,560
		4,750,573
	Industrials — 4.5%
16,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	16,581
136,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	123,372
13,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	12,514
8,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	8,134
17,000	BNSF Funding Trust I, 6.613%, 12/15/55	17,056
5,000	Bombardier, Inc. (Canada), 144a, 6.750%, 6/15/33	5,181
9,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	9,453
6,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	6,495
17,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	16,850
15,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	15,414
142,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	148,757
24,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	23,396
179,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	130,305
8,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	7,933
10,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	9,454
4,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	4,102
184,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	185,558
10,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	10,225
3,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	3,104
4,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 5.500%, 5/1/28	3,978
2,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	2,066
2,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.875%, 12/1/30	2,121
9,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	8,681
25,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	24,130
111,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	113,484
98,000	Keysight Technologies, Inc., 4.950%, 10/15/34	96,897
16,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	16,839
4,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	3,993
17,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	17,282
17,000	Moog, Inc., 144a, 4.250%, 12/15/27	16,584
122,000	Norfolk Southern Corp., 4.837%, 10/1/41	111,797

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Industrials — 4.5% (Continued)
$ 15,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	$ 15,371
7,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	7,130
81,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	81,916
12,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	12,358
12,000	Quikrete Holdings, Inc., 144a, 6.750%, 3/1/33	12,382
18,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	17,418
84,000	RTX Corp., 6.400%, 3/15/54	92,189
12,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	10,937
10,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	10,486
3,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	3,074
8,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	7,173
4,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	3,990
25,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	24,386
11,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	11,662
16,000	Terex Corp., 144a, 6.250%, 10/15/32	16,032
217,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.323%, 2/15/42(A)	195,214
145,000	Timken Co. (The), 4.500%, 12/15/28	145,273
10,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	10,249
16,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	16,570
160,000	United Parcel Service, Inc., 5.950%, 5/14/55	164,430
9,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	9,341
6,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	6,174
3,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	3,102
6,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	6,210
102,000	WestRock MWV LLC, 8.200%, 1/15/30	116,732
22,000	XPO, Inc., 144a, 7.125%, 2/1/32	23,040
		2,194,575
	Consumer Discretionary — 4.2%
215,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	182,030
10,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	9,899
16,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	15,864
8,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	8,073
6,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	6,083
18,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	17,314
36,000	Carnival Corp., 144a, 4.000%, 8/1/28	35,280
8,000	Carnival Corp., 144a, 5.750%, 3/1/27	8,064
12,000	Carnival Corp., 144a, 5.875%, 6/15/31	12,225
4,000	Carnival Corp., 144a, 6.125%, 2/15/33	4,093
10,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	9,449
17,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	18,063
128,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	128,281
9,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	8,359
338,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	297,013
9,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	8,604
19,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	18,337
4,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	4,107
114,000	Home Depot, Inc. (The), 5.950%, 4/1/41	120,215
119,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	121,148
16,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	16,248
12,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	11,432
155,000	Lowe's Cos., Inc., 4.500%, 4/15/30	156,160
94,000	Mattel, Inc., 5.450%, 11/1/41	83,598
169,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	162,836
11,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	8,853
8,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	8,190
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Consumer Discretionary — 4.2% (Continued)
$ 11,000	Newell Brands, Inc., 6.375%, 9/15/27	$ 11,146
6,000	Newell Brands, Inc., 6.625%, 5/15/32	5,700
5,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	5,251
22,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	22,652
16,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	15,514
32,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	31,760
11,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	10,304
10,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	9,963
180,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	174,670
93,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	94,088
184,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	178,603
6,000	Vail Resorts, Inc., 144a, 5.625%, 7/15/30	6,000
15,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	15,598
		2,061,067
	Energy — 4.2%
135,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	129,639
8,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	8,336
5,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	5,298
15,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	15,074
165,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	147,916
52,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	49,482
14,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	14,334
10,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	10,409
229,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	241,158
16,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	16,662
31,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	32,768
11,000	Energy Transfer LP, 8.000%, 5/15/54	11,699
4,000	Energy Transfer LP, Ser G, 7.125%(B)	4,074
7,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	7,278
7,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	7,320
12,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	12,744
128,000	HF Sinclair Corp., 5.000%, 2/1/28	128,033
9,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	8,884
5,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	4,861
14,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	14,036
7,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	6,704
15,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	15,132
17,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	17,122
176,056	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	138,979
198,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	196,275
10,000	Murphy Oil Corp., 5.875%, 12/1/42	8,107
12,000	Murphy Oil Corp., 6.000%, 10/1/32	11,441
148,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	168,918
2,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	2,035
125,000	Occidental Petroleum Corp., 7.950%, 6/15/39	140,296
21,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	20,189
6,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	6,133
12,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	12,478

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Energy — 4.2% (Continued)
$ 19,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	$ 18,766
6,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	6,087
206,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	175,540
6,000	SM Energy Co., 144a, 6.750%, 8/1/29	5,977
10,000	SM Energy Co., 144a, 7.000%, 8/1/32	9,853
16,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	16,445
15,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	15,433
11,000	Valaris Ltd., 144a, 8.375%, 4/30/30	11,286
9,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	9,276
10,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	10,104
17,000	Venture Global LNG, Inc., 144a, 9.000%(B)	16,540
151,000	Western Midstream Operating LP, 5.250%, 2/1/50	127,144
		2,036,265
	Consumer Staples — 3.9%
13,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	11,458
12,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	12,542
17,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	16,533
93,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	85,298
152,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	149,679
8,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	8,246
6,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	6,262
4,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	4,186
138,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	130,494
116,000	Cargill, Inc., 144a, 4.760%, 11/23/45	103,540
8,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	7,852
225,000	Coca-Cola Co. (The), 2.500%, 3/15/51	135,186
4,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	4,092
118,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	96,669
21,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	18,820
16,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	16,001
6,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	6,155
8,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	8,352
14,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	12,967
107,000	Kroger Co. (The), 5.000%, 4/15/42	97,465
35,000	Mars, Inc., 144a, 3.600%, 4/1/34	31,700
154,000	Mars, Inc., 144a, 5.200%, 3/1/35	155,747
10,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	10,227
229,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	193,057
188,000	Philip Morris International, Inc., 5.375%, 2/15/33	194,251
9,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	8,652
17,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	17,095
8,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	7,756
10,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	10,389
25,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	23,607
83,000	Starbucks Corp., 3.350%, 3/12/50	56,000
39,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	40,833
96,000	Tyson Foods, Inc., 5.400%, 3/15/29	98,953
11,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	10,987
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Consumer Staples — 3.9% (Continued)
$ 12,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	$ 12,653
99,000	Walmart, Inc., 4.500%, 9/9/52	86,685
		1,890,389
	Information Technology — 3.2%
3,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	3,088
170,000	Apple, Inc., 4.650%, 2/23/46	155,657
217,000	Broadcom, Inc., 4.150%, 11/15/30	213,525
12,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	10,881
4,000	CACI International, Inc., 144a, 6.375%, 6/15/33	4,123
203,000	Cisco Systems, Inc., 4.850%, 2/26/29	207,984
23,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	23,215
21,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	22,341
21,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	20,895
112,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	108,109
182,000	Marvell Technology, Inc., 2.950%, 4/15/31	165,694
102,000	Micron Technology, Inc., 2.703%, 4/15/32	88,736
42,000	Micron Technology, Inc., 6.750%, 11/1/29	45,386
210,000	Microsoft Corp., 2.525%, 6/1/50	129,966
11,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	10,361
11,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	10,658
87,000	Oracle Corp., 2.650%, 7/15/26	85,434
61,000	Oracle Corp., 3.600%, 4/1/40	48,815
48,000	Oracle Corp., 4.300%, 7/8/34	45,594
8,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	7,996
126,000	Texas Instruments, Inc., 5.100%, 5/23/35	128,366
10,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	9,948
3,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	3,085
		1,549,857
	Health Care — 3.1%
142,000	AbbVie, Inc., 4.450%, 5/14/46	122,407
6,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	5,820
10,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	10,310
8,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	7,537
7,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	6,651
118,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	87,212
152,000	Amgen, Inc., 5.150%, 3/2/28	155,288
11,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	10,413
133,000	Becton Dickinson & Co., 4.685%, 12/15/44	115,872
132,000	CommonSpirit Health, 4.187%, 10/1/49	102,012
3,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	3,106
121,000	CVS Health Corp., 5.125%, 7/20/45	107,286
6,000	DaVita, Inc., 144a, 6.750%, 7/15/33	6,207
8,000	DaVita, Inc., 144a, 6.875%, 9/1/32	8,290
147,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	118,304
136,000	Elevance Health, Inc., 4.750%, 2/15/33	135,180
170,000	HCA, Inc., 5.500%, 3/1/32	175,427
9,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	9,593
4,000	LifePoint Health, Inc., 144a, 11.000%, 10/15/30	4,411
5,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	5,136
17,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	15,474
4,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	4,065
13,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	12,509
23,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	22,709
19,000	Tenet Healthcare Corp., 6.125%, 10/1/28	19,024
113,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	111,858
156,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	125,848
		1,507,949
	Communication Services — 2.7%
9,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	9,349

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Communication Services — 2.7% (Continued)
$ 100,000	AT&T, Inc., 3.800%, 12/1/57	$ 70,092
120,000	AT&T, Inc., 4.500%, 5/15/35	114,382
12,000	Cable One, Inc., 144a, 4.000%, 11/15/30	9,450
7,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	7,020
36,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	33,625
13,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	12,107
8,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	8,163
18,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	18,781
46,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	44,559
12,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	10,683
103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	102,071
122,000	Comcast Corp., 4.000%, 3/1/48	94,370
11,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	10,842
6,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	5,976
14,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	13,575
14,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	14,246
4,000	Gray Media, Inc., 144a, 10.500%, 7/15/29	4,295
8,980	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	9,136
16,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	15,963
161,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	161,225
3,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	3,036
19,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	18,248
168,000	T-Mobile USA, Inc., 3.875%, 4/15/30	163,158
74,000	T-Mobile USA, Inc., 5.750%, 1/15/54	72,612
8,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	8,118
18,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	18,006
170,000	Verizon Communications, Inc., 2.987%, 10/30/56	102,512
176,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	168,258
24,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	22,408
		1,346,266
	Utilities — 2.4%
27,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	26,313
16,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	16,004
88,000	Calpine Corp., 144a, 5.000%, 2/1/31	87,053
220,000	CMS Energy Corp., 4.750%, 6/1/50	213,798
15,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	15,787
94,000	Duke Energy Progress LLC, 4.150%, 12/1/44	76,708
104,000	Edison International, 4.125%, 3/15/28	100,382
34,000	Edison International, 7.875%, 6/15/54	32,244
106,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	97,644
67,000	Georgia Power Co., 5.950%, 2/1/39	68,414
12,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	11,907
9,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.451%, 4/30/43(A)	8,956
15,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.620%, 10/1/66(A)	13,946
170,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	103,995
17,000	PacifiCorp, 7.375%, 9/15/55	17,627
64,000	PacifiCorp., 5.750%, 4/1/37	65,090
Principal Amount		Market Value
	Corporate Bonds — 40.5% (Continued)
	Utilities — 2.4% (Continued)
$ 16,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 7.222%, 3/30/67(A)	$ 15,917
28,000	Sempra, 4.125%, 4/1/52	26,923
31,000	South Jersey Industries, Inc., 5.020%, 4/15/31	25,673
138,000	Virginia Electric and Power Co., 5.650%, 3/15/55	135,875
		1,160,256
	Real Estate — 2.0%
212,000	American Tower Corp. REIT, 5.900%, 11/15/33	223,792
181,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	182,064
10,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	9,558
10,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	9,523
182,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	172,349
11,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	11,503
12,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	11,629
6,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	6,168
10,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	9,944
19,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	18,809
145,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	145,098
60,000	Store Capital LLC REIT, 2.700%, 12/1/31	50,878
34,000	Store Capital LLC REIT, 2.750%, 11/18/30	29,954
95,000	Store Capital LLC REIT, 4.625%, 3/15/29	93,397
3,000	XHR LP REIT, 144a, 4.875%, 6/1/29	2,907
8,000	XHR LP REIT, 144a, 6.625%, 5/15/30	8,151
		985,724
	Materials — 0.6%
10,000	Celanese US Holdings LLC, 6.629%, 7/15/32	10,476
15,000	Celanese US Holdings LLC, 7.200%, 11/15/33	15,923
16,000	Magnera Corp., 144a, 7.250%, 11/15/31	15,060
12,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	12,674
25,000	Novelis Corp., 144a, 4.750%, 1/30/30	23,957
17,000	Novelis Corp., 144a, 6.875%, 1/30/30	17,604
88,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	89,548
151,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	126,507
		311,749
	Total Corporate Bonds	$19,794,670
	U.S. Treasury Obligations — 28.6%
1,775,000	U.S. Treasury Bond, 4.125%, 8/15/44	1,628,216
1,080,000	U.S. Treasury Bond, 4.250%, 8/15/54	987,778
567,000	U.S. Treasury Bond, 4.625%, 11/15/44	555,749
700,000	U.S. Treasury Bond, 4.625%, 2/15/55	682,500
585,000	U.S. Treasury Bond, 4.750%, 2/15/45	582,532
4,495,000	U.S. Treasury Note, 3.750%, 4/15/28	4,500,268
2,495,000	U.S. Treasury Note, 4.000%, 5/31/30	2,518,780
1,790,000	U.S. Treasury Note, 4.250%, 11/15/34	1,796,153
732,000	U.S. Treasury Note, 4.625%, 2/15/35	755,447
	Total U.S. Treasury Obligations	$14,007,423
	Commercial Mortgage-Backed Securities — 8.5%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	663,516
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	256,477
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	325,142
110,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	115,417
200,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	209,085

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.5% (Continued)
$ 65,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	$ 62,325
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	229,378
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	221,740
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	351,493
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.876%, 10/15/36(A)	207,468
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	340,413
105,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	101,159
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.629%, 11/15/35(A)	328,104
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	349,959
70,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	67,886
80,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	79,479
220,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	229,316
	Total Commercial Mortgage-Backed Securities	$4,138,357
	Non-Agency Collateralized Mortgage Obligations — 6.6%
27,731	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	26,869
115,273	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.486%, 6/25/45(A)(C)	112,564
203,436	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.638%, 10/25/45(A)(C)	194,159
223,951	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	223,087
77,088	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.399%, 5/25/43(A)(C)	75,561
156,738	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(C)	151,042
95,374	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.764%, 12/25/44(A)(C)	91,858
264,323	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	255,702
37	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(C)	36
354,716	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.560%, 2/25/48(A)(C)	324,024
200,528	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	197,665
271,004	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.046%, 1/25/49(A)(C)	248,455
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	258,142
75,848	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	32,252
30,022	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	29,260
48,506	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.490%, 5/25/43(A)(C)	47,215
395,416	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.719%, 8/25/48(A)(C)	382,489
358,346	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.719%, 8/25/48(A)(C)	346,630
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.6% (Continued)
$ 246,389	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	$ 217,628
19,346	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,900
	Total Non-Agency Collateralized Mortgage Obligations	$3,232,538
	U.S. Government Mortgage-Backed Obligations — 5.6%
33,652	FHLMC, Pool #A95946, 4.000%, 1/1/41	32,542
20,551	FHLMC, Pool #A96485, 4.500%, 1/1/41	20,475
7,116	FHLMC, Pool #G03217, 5.500%, 9/1/37	7,287
3,009	FHLMC, Pool #G03781, 6.000%, 1/1/38	3,160
472,420	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	375,641
1,826	FNMA, Pool #561741, 7.500%, 1/1/31	1,875
108,816	FNMA, Pool #725423, 5.500%, 5/1/34	111,474
97,920	FNMA, Pool #725610, 5.500%, 7/1/34	100,043
2,672	FNMA, Pool #889734, 5.500%, 6/1/37	2,754
18,774	FNMA, Pool #AB1149, 5.000%, 6/1/40	19,008
17,165	FNMA, Pool #AB1800, 4.000%, 11/1/40	16,585
29,765	FNMA, Pool #AD3795, 4.500%, 4/1/40	29,676
35,770	FNMA, Pool #AD9150, 5.000%, 8/1/40	36,217
75,560	FNMA, Pool #AD9193, 5.000%, 9/1/40	76,502
49,853	FNMA, Pool #AE0548, 4.500%, 11/1/40	49,653
39,226	FNMA, Pool #AE4429, 4.000%, 10/1/40	37,909
138	FNMA, Pool #AH2666, 4.000%, 1/1/26	137
300	FNMA, Pool #AH3493, 4.000%, 2/1/26	299
65,360	FNMA, Pool #AL0054, 4.500%, 2/1/41	65,057
187,199	FNMA, Pool #AR9195, 3.000%, 3/1/43	169,190
157,453	FNMA, Pool #AT2016, 3.000%, 4/1/43	142,141
125,739	FNMA, Pool #BC1158, 3.500%, 2/1/46	116,544
268,193	FNMA, Pool #FM4996, 2.000%, 12/1/50	215,713
142,045	FNMA, Pool #FM5468, 2.500%, 1/1/36	133,353
238,482	FNMA, Pool #FM5682, 2.500%, 1/1/51	199,925
70,974	FNMA, Pool #MA1175, 3.000%, 9/1/42	64,234
39,207	FNMA, Pool #MA2177, 4.000%, 2/1/35	38,829
250,256	FNMA, Pool #MA4166, 3.000%, 10/1/40	233,139
55,861	GNMA, Pool #4853, 4.000%, 11/20/40	53,414
43,321	GNMA, Pool #4883, 4.500%, 12/20/40	42,980
170,701	GNMA, Pool #5175, 4.500%, 9/20/41	169,357
12,565	GNMA, Pool #736696, 4.500%, 5/15/40	12,264
103,035	GNMA, Pool #AD1745, 3.000%, 2/20/43	90,876
64,248	GNMA, Pool #MA1157, 3.500%, 7/20/43	59,993
	Total U.S. Government Mortgage-Backed Obligations	$2,728,246
	Agency Collateralized Mortgage Obligations — 3.6%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	165,942
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	534,544
5,895	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,673
162,614	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	153,192
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	359,907
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	517,394
	Total Agency Collateralized Mortgage Obligations	$1,736,652
	Asset-Backed Securities — 2.7%
103,820	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	102,095
280,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	270,454
145,625	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	144,241
291,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	284,837

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 2.7% (Continued)
$ 384,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.719%, 10/19/34(A)	$ 382,995
165,413	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	155,694
	Total Asset-Backed Securities	$1,340,316
Shares
Exchange-Traded Fund — 0.5%
5,948	iShares Broad USD High Yield Corporate Bond ETF	223,110
Principal Amount
	Sovereign Government Obligations — 0.4%
$ 150,000	Chile Government International Bond, 3.100%, 1/22/61	90,480
103,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	95,466
	Total Sovereign Government Obligations	$185,946
Shares
	Short-Term Investment Fund — 2.2%
1,085,497	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	1,085,497
	Total Investment Securities—99.2% (Cost $49,843,515)	$48,472,755
	Other Assets in Excess of Liabilities — 0.8%	414,936
	Net Assets — 100.0%	$48,887,691
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities were valued at $11,598,954 or 23.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$19,794,670	$—	$19,794,670
U.S. Treasury Obligations	—	14,007,423	—	14,007,423
Commercial Mortgage-Backed Securities	—	4,138,357	—	4,138,357
Non-Agency Collateralized Mortgage Obligations	—	3,232,538	—	3,232,538
U.S. Government Mortgage-Backed Obligations	—	2,728,246	—	2,728,246
Agency Collateralized Mortgage Obligations	—	1,736,652	—	1,736,652
Asset-Backed Securities	—	1,340,316	—	1,340,316
Exchange-Traded Fund	223,110	—	—	223,110
Sovereign Government Obligations	—	185,946	—	185,946
Short-Term Investment Fund	1,085,497	—	—	1,085,497
Other Financial Instruments
Futures
Interest rate contracts	32,160	—	—	32,160
Total Assets	$1,340,767	$47,164,148	$—	$48,504,915
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(44,704)	$—	$—	$(44,704)
Total Liabilities	$(44,704)	$—	$—	$(44,704)
Total	$1,296,063	$47,164,148	$—	$48,460,211

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At June 30, 2025, $83,125 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Bond	9/19/2025	28	$3,199,438	$(44,704)
Long Futures:
2-Year U.S. Treasury Note	9/30/2025	67	13,937,570	32,160
				$(12,544)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Common Stock Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 33.8%
61,783	Apple, Inc.	$ 12,676,018
12,429	Applied Materials, Inc.	2,275,377
44,847	Microsoft Corp.	22,307,346
68,781	NVIDIA Corp.	10,866,710
29,018	Oracle Corp.	6,344,206
16,359	Salesforce, Inc.	4,460,936
16,388	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	3,711,718
20,895	Texas Instruments, Inc.	4,338,220
10,454	Workday, Inc. - Class A*	2,508,960
		69,489,491
	Communication Services — 16.4%
64,415	Alphabet, Inc. - Class C	11,426,577
63,376	Comcast Corp. - Class A	2,261,889
22,141	Meta Platforms, Inc. - Class A	16,342,051
1,284	Netflix, Inc.*	1,719,443
16,162	Walt Disney Co. (The)	2,004,249
		33,754,209
	Financials — 13.9%
113,647	Bank of America Corp.	5,377,776
6,843	Berkshire Hathaway, Inc. - Class B*	3,324,124
50,720	Charles Schwab Corp. (The)	4,627,693
6,913	Goldman Sachs Group, Inc. (The)	4,892,676
2,156	Markel Group, Inc.*	4,306,308
16,711	Visa, Inc. - Class A	5,933,240
		28,461,817
	Health Care — 9.6%
17,120	Becton Dickinson & Co.	2,948,920
20,439	BioMarin Pharmaceutical, Inc.*	1,123,532
50,911	Bristol-Myers Squibb Co.	2,356,670
7,226	HCA Healthcare, Inc.	2,768,281
23,836	Johnson & Johnson	3,640,949
47,426	Medtronic PLC	4,134,124
8,908	UnitedHealth Group, Inc.	2,779,029
		19,751,505
	Consumer Discretionary — 9.1%
24,754	Airbnb, Inc. - Class A*	3,275,944
56,661	Amazon.com, Inc.*	12,430,857
24,757	Las Vegas Sands Corp.	1,077,177
21,388	Starbucks Corp.	1,959,783
		18,743,761
	Industrials — 6.8%
20,178	Boeing Co. (The)*	4,227,896
4,546	Hubbell, Inc.	1,856,632
12,274	RTX Corp.	1,792,249
33,072	SS&C Technologies Holdings, Inc.	2,738,362
21,573	Stanley Black & Decker, Inc.	1,461,571
20,834	Uber Technologies, Inc.*	1,943,812
		14,020,522
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Consumer Staples — 4.5%
11,277	Diageo PLC (United Kingdom) ADR	$ 1,137,173
34,651	Monster Beverage Corp.*	2,170,539
32,648	Philip Morris International, Inc.	5,946,180
		9,253,892
	Energy — 2.6%
39,648	Exxon Mobil Corp.	4,274,054
28,112	Schlumberger NV	950,186
		5,224,240
	Materials — 1.6%
22,936	DuPont de Nemours, Inc.	1,573,180
22,409	International Flavors & Fragrances, Inc.	1,648,182
		3,221,362
	Real Estate — 1.4%
11,418	Jones Lang LaSalle, Inc.*	2,920,496
	Total Common Stocks	$204,841,295
	Short-Term Investment Fund — 0.5%
956,222	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	956,222
	Total Investment Securities—100.2% (Cost $86,232,134)	$205,797,517
	Liabilities in Excess of Other Assets — (0.2%)	(365,881)
	Net Assets — 100.0%	$205,431,636
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$204,841,295	$—	$—	$204,841,295
Short-Term Investment Fund	956,222	—	—	956,222
Total	$205,797,517	$—	$—	$205,797,517
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Industrials — 22.3%
1,840	CACI International, Inc. - Class A*	$ 877,128
3,509	Clean Harbors, Inc.*	811,211
3,278	Crane Co.	622,459
11,770	CSG Systems International, Inc.	768,699
1,210	Curtiss-Wright Corp.	591,146
1,370	EMCOR Group, Inc.	732,799
4,278	ESCO Technologies, Inc.	820,820
24,435	ExlService Holdings, Inc.*	1,070,009
6,570	Federal Signal Corp.	699,179
14,912	Hexcel Corp.	842,379
5,628	ITT, Inc.	882,639
15,602	KBR, Inc.	747,960
9,852	MAXIMUS, Inc.	691,610
13,904	NEXTracker, Inc. - Class A*	755,960
20,410	WNS Holdings Ltd. (India) ADR*	1,290,728
21,943	Zurn Elkay Water Solutions Corp.	802,456
		13,007,182
	Information Technology — 19.7%
6,442	Advanced Energy Industries, Inc.	853,565
19,150	Box, Inc. - Class A*	654,355
74,509	CCC Intelligent Solutions Holdings, Inc.*	701,130
8,260	Ciena Corp.*	671,786
4,327	CommVault Systems, Inc.*	754,326
63,506	DoubleVerify Holdings, Inc.*	950,685
39,116	LiveRamp Holdings, Inc.*	1,292,392
6,142	Onto Innovation, Inc.*	619,912
6,810	Qualys, Inc.*	972,945
41,239	RingCentral, Inc. - Class A*	1,169,126
4,904	SPS Commerce, Inc.*	667,385
24,554	Tower Semiconductor Ltd. (Israel)*	1,064,416
36,412	Verint Systems, Inc.*	716,224
26,774	Viant Technology, Inc. - Class A*	354,220
		11,442,467
	Health Care — 18.4%
17,204	Bio-Techne Corp.	885,146
1,630	Chemed Corp.	793,696
9,840	Doximity, Inc. - Class A*	603,586
9,520	Encompass Health Corp.	1,167,437
4,797	Ensign Group, Inc. (The)	739,985
15,692	Globus Medical, Inc. - Class A*	926,142
20,962	Haemonetics Corp.*	1,563,975
22,864	LivaNova PLC*	1,029,337
7,543	Merit Medical Systems, Inc.*	705,120
35,729	Option Care Health, Inc.*	1,160,478
51,268	Progyny, Inc.*	1,127,896
		10,702,798
	Consumer Discretionary — 13.1%
9,592	Champion Homes, Inc.*	600,555
7,540	Crocs, Inc.*	763,651
10,654	Frontdoor, Inc.*	627,947
4,010	Grand Canyon Education, Inc.*	757,890
16,192	Malibu Boats, Inc. - Class A*	507,457
9,930	PVH Corp.	681,198
19,990	Steven Madden Ltd.	479,360
7,928	Stride, Inc.*	1,151,066
4,008	Texas Roadhouse, Inc.	751,139
1,944	TopBuild Corp.*	629,351
20,670	YETI Holdings, Inc.*	651,519
		7,601,133
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Financials — 9.3%
13,820	Ameris Bancorp	$ 894,154
17,439	Atlantic Union Bankshares Corp.	545,492
3,436	Evercore, Inc. - Class A	927,789
46,728	FNB Corp.	681,294
29,950	Home BancShares, Inc.	852,377
6,865	SouthState Corp.	631,786
16,525	Webster Financial Corp.	902,265
		5,435,157
	Real Estate — 6.5%
10,414	Agree Realty Corp. REIT	760,847
28,248	Apple Hospitality REIT, Inc.	329,654
5,363	Colliers International Group, Inc. (Canada)	700,086
29,895	COPT Defense Properties REIT	824,504
12,094	Kite Realty Group Trust REIT	273,929
24,322	STAG Industrial, Inc. REIT	882,402
		3,771,422
	Energy — 4.3%
20,517	Cactus, Inc. - Class A	897,004
15,178	HF Sinclair Corp.	623,512
47,460	Oceaneering International, Inc.*	983,371
		2,503,887
	Communication Services — 3.3%
41,246	Cargurus, Inc.*	1,380,504
17,189	Ziff Davis, Inc.*	520,311
		1,900,815
	Materials — 2.8%
3,322	Eagle Materials, Inc.	671,410
17,891	Silgan Holdings, Inc.	969,334
		1,640,744
	Total Common Stocks	$58,005,605
	Short-Term Investment Fund — 0.4%
199,725	Dreyfus Government Cash Management, Institutional Shares, 4.21%∞Ω	199,725
	Total Investment Securities—100.1% (Cost $40,959,034)	$58,205,330
	Liabilities in Excess of Other Assets — (0.1%)	(37,366)
	Net Assets — 100.0%	$58,167,964
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,005,605	$—	$—	$58,005,605
Short-Term Investment Fund	199,725	—	—	199,725
Total	$58,205,330	$—	$—	$58,205,330
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$34,009,783	$49,843,515	$86,232,134	$40,959,034
Investments, at market value	$47,553,019	$48,472,755	$205,797,517	$58,205,330
Cash	56	—	241	445
Cash deposits held at prime broker (A)	—	83,125	—	—
Dividends and interest receivable	156,146	430,679	120,033	31,335
Receivable for capital shares sold	—	4,714	373	24,157
Receivable for investments sold	203,228	—	—	432,022
Receivable for variation margin on futures contracts	—	2,242	—	—
Other assets	20	—	118	74
Total Assets	47,912,469	48,993,515	205,918,282	58,693,363

Liabilities
Due to custodian	—	392	—	—
Payable for capital shares redeemed	33,724	17,471	239,731	24,454
Payable for investments purchased	206,842	21,242	—	438,252
Payable to Investment Adviser	11,305	6,392	76,815	18,153
Payable to other affiliates	6,229	7,859	85,989	7,406
Payable to Trustees	14,911	14,911	14,911	14,911
Payable for professional services	9,135	10,575	2,594	8,752
Payable for reports to shareholders	7,272	8,745	13,977	4,099
Payable for transfer agent services	3,588	8,996	49,426	5,447
Other accrued expenses and liabilities	9,858	9,241	3,203	3,925
Total Liabilities	302,864	105,824	486,646	525,399
Net Assets	$47,609,605	$48,887,691	$205,431,636	$58,167,964
Net assets consist of:
Paid-in capital	30,768,841	61,011,699	46,650,473	31,602,074
Distributable earnings (deficit)	16,840,764	(12,124,008)	158,781,163	26,565,890
Net Assets	$47,609,605	$48,887,691	$205,431,636	$58,167,964

Pricing of Class SC Shares
Net assets applicable to Class SC Shares	$31,525,231	$18,670,925	$77,468,107	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,295,711	2,126,993	5,754,144	—
Net asset value, offering price and redemption price per share	$13.73	$8.78	$13.46	$—

Pricing of Class I Shares
Net assets applicable to Class I Shares	$16,084,374	$30,216,766	$127,963,529	$58,167,964
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,171,115	3,417,835	9,408,665	3,924,440
Net asset value, offering price and redemption price per share	$13.73	$8.84	$13.60	$14.82
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)
	Touchstone Balanced Fund	Touchstone Bond Fund	Touchstone Common Stock Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$189,751	$32,635	$1,146,312	$250,362
Interest	388,909	1,090,979	—	—
Income from securities loaned	10	29	—	50
Total Investment Income	578,670	1,123,643	1,146,312	250,412
Expenses
Investment advisory fees	128,791	92,408	488,584	144,695
Administration fees	31,471	32,691	131,534	38,886
Compliance fees and expenses	2,088	2,088	2,088	2,088
Custody fees	19,254	20,586	3,182	6,691
Professional fees	15,555	17,120	17,232	13,140
Transfer Agent fees, Class SC	4,375	2,630	12,671	—
Transfer Agent fees, Class I	2,683	14,177	52,141	13,357
Reports to Shareholders, Class SC	4,050	4,318	4,600	—
Reports to Shareholders, Class I	5,073	5,891	7,771	7,510
Shareholder servicing fees, Class SC	39,019	6,621	69,913	—
Trustee fees	15,871	15,871	15,871	15,871
Other expenses	16,140	18,076	11,612	10,247
Total Expenses	284,370	232,477	817,199	252,485
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(99,385)	(55,794)	(32,196)	(32,258)
Net Expenses	184,985	176,683	785,003	220,227
Net Investment Income (Loss)	393,685	946,960	361,309	30,185
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	891,436	(440,702)	9,455,623	2,107,469
Net realized gains on futures contracts	—	82,007	—	—
Net realized losses on swap agreements	—	(17,844)	—	—
Net realized losses on foreign currency transactions	—	—	(104)	(12)
Net change in unrealized appreciation (depreciation) on investments	1,258,257	1,419,678	2,838,806	(2,130,460)
Net change in unrealized appreciation (depreciation) on futures contracts	—	16,253	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	15,140	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	96	12
Net Realized and Unrealized Gains (Losses) on Investments	2,149,693	1,074,532	12,294,421	(22,991)
Change in Net Assets Resulting from Operations	$2,543,378	$2,021,492	$12,655,730	$7,194
*Net of foreign tax withholding of:	$747	$—	$4,894	$120
(A)	See Note 4 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Bond Fund		Touchstone Common Stock Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$393,685	$823,477	$946,960	$1,971,639	$361,309	$913,552
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	891,436	2,189,535	(376,539)	(1,681,484)	9,455,519	28,518,047
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	1,258,257	3,467,435	1,451,071	857,518	2,838,902	11,758,956
Change in Net Assets from Operations	2,543,378	6,480,447	2,021,492	1,147,673	12,655,730	41,190,555

Distributions to Shareholders:
Distributed earnings, Class SC	—	(591,419)	—	(939,026)	—	(5,691,302)
Distributed earnings, Class I	—	(285,684)	—	(1,548,160)	—	(9,664,630)
Total Distributions	—	(877,103)	—	(2,487,186)	—	(15,355,932)

Share Transactions Class SC
Proceeds from Shares issued	150,066	408,352	947,548	1,751,415	287,202	277,856
Reinvestment of distributions	—	591,419	—	939,026	—	5,691,302
Cost of Shares redeemed	(3,446,930)	(6,033,221)	(1,522,931)	(3,794,866)	(4,846,520)	(12,248,252)
Change in Net Assets from Class SC Share Transactions	(3,296,864)	(5,033,450)	(575,383)	(1,104,425)	(4,559,318)	(6,279,094)

Share Transactions Class I
Proceeds from Shares issued	194,185	1,026,074	2,118,691	2,344,586	524,971	2,641,467
Reinvestment of distributions	—	285,684	—	1,548,159	—	9,664,629
Cost of Shares redeemed	(1,195,072)	(3,372,110)	(1,894,343)	(7,181,634)	(9,617,231)	(34,622,822)
Change in Net Assets from Class I Share Transactions	(1,000,887)	(2,060,352)	224,348	(3,288,889)	(9,092,260)	(22,316,726)
Change in Net Assets from Share Transactions	(4,297,751)	(7,093,802)	(351,035)	(4,393,314)	(13,651,578)	(28,595,820)

Total Increase (Decrease) in Net Assets	(1,754,373)	(1,490,458)	1,670,457	(5,732,827)	(995,848)	(2,761,197)

Net Assets
Beginning of period	49,363,978	50,854,436	47,217,234	52,950,061	206,427,484	209,188,681
End of period	$47,609,605	$49,363,978	$48,887,691	$47,217,234	$205,431,636	$206,427,484

Share Transactions Class SC
Shares issued	11,901	32,663	112,487	201,204	23,287	22,223
Shares reinvested	—	45,389	—	111,259	—	433,112
Shares redeemed	(267,629)	(482,028)	(176,992)	(424,094)	(386,135)	(979,238)
Change in Class SC Shares Outstanding	(255,728)	(403,976)	(64,505)	(111,631)	(362,848)	(523,903)

Share Transactions Class I
Shares issued	14,851	79,499	247,255	263,970	42,322	210,834
Shares reinvested	—	21,925	—	182,351	—	728,506
Shares redeemed	(91,610)	(267,270)	(219,356)	(806,631)	(755,208)	(2,728,474)
Change in Class I Shares Outstanding	(76,759)	(165,846)	27,899	(360,310)	(712,886)	(1,789,134)
Change in Shares Outstanding	(332,487)	(569,822)	(36,606)	(471,941)	(1,075,734)	(2,313,037)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Company Fund
For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024

$30,185	$122,150
2,107,457	8,113,603
(2,130,448)	182,425
7,194	8,418,178

—	—
—	(2,406,267)
—	(2,406,267)

—	—
—	—
—	—
—	—

669,938	1,499,676
—	2,406,267
(6,486,986)	(9,913,604)
(5,817,048)	(6,007,661)
(5,817,048)	(6,007,661)

(5,809,854)	4,250

63,977,818	63,973,568
$58,167,964	$63,977,818

—	—
—	—
—	—
—	—

47,281	104,199
—	153,789
(436,043)	(677,932)
(388,762)	(419,944)
(388,762)	(419,944)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/21(3)	$14.67(4)	$0.05	$1.18	$1.23	$(0.03)	$ (0.17)	$(0.20)	$15.70	8.45%(5)	$52,471	0.79%(6)	1.13%(6)	0.46%(6)	132%(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.95)	39,940	0.79	1.23	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.57	34,400	0.79	1.24	1.66	49
12/31/24	11.64	0.20	1.39	1.59	(0.24)	—	(0.24)	12.99	13.62	33,149	0.79	1.25	1.62	81
06/30/25(8)	12.99	0.11	0.63	0.74	—	—	—	13.73	5.70(5)	31,525	0.79(6)	1.28(6)	1.68(6)	46(5)
Class I
12/31/20	$11.95	$0.12	$2.16	$2.28	$(0.16)	$ (0.48)	$(0.64)	$13.59	19.16%	$18,609	0.85%	1.38%	0.85%	71%
12/31/21	13.59	0.07	2.24	2.31	(0.03)	(0.17)	(0.20)	15.70	17.07	19,771	0.81	1.05	0.48	132(7)
12/31/22	15.70	0.14	(2.60)	(2.46)	(0.05)	(3.25)	(3.30)	9.94	(15.97)	15,050	0.79	0.96	1.03	61
12/31/23	9.94	0.18	1.67	1.85	(0.15)	—	(0.15)	11.64	18.61	16,454	0.79	0.99	1.66	49
12/31/24	11.64	0.20	1.38	1.58	(0.23)	—	(0.23)	12.99	13.59	16,215	0.79	1.06	1.62	81
06/30/25(8)	12.99	0.11	0.63	0.74	—	—	—	13.73	5.70(5)	16,084	0.79(6)	1.08(6)	1.68(6)	46(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(3)	Represents the period from commencement of operations (April 13, 2021) through December 31, 2021.
(4)	Net asset value at the beginning of period is based on the net asset value of Class I shares on April 13, 2021.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover excludes the purchases and sales of securities of the Aggressive ETF Fund, the Conservative ETF Fund and the Moderate ETF Fund acquired on April 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(8)	Unaudited.
Touchstone Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/20	$10.01	$0.24	$0.72	$0.96	$(0.18)	$ —	$(0.18)	$10.79	9.62%	$66,042	0.77%	0.77%	2.39%	168%
12/31/21	10.79	0.16	(0.30)	(0.14)	(0.25)	(0.06)	(0.31)	10.34	(1.30)	65,530	0.79	0.79	1.47	142
12/31/22	10.34	0.23	(1.67)	(1.44)	(0.17)	(0.07)	(0.24)	8.66	(13.90)	54,930	0.78	0.78	2.49	163
12/31/23	8.66	0.31(2)	0.19	0.50	(0.44)	—	(0.44)	8.72	5.77	20,072	0.81	0.81	3.51	138
12/31/24	8.72	0.32(2)	(0.16)	0.16	(0.45)	—	(0.45)	8.43	1.96	18,476	0.91	0.95	3.66	181
06/30/25(3)	8.43	0.16(2)	0.19	0.35	—	—	—	8.78	4.15(4)	18,671	0.91(5)	0.96(5)	3.71(5)	119(4)
Class I
12/31/20	$10.02	$0.28	$0.69	$0.97	$(0.18)	$ —	$(0.18)	$10.81	9.71%	$39,316	0.67%	0.82%	2.49%	168%
12/31/21	10.81	0.12	(0.25)	(0.13)	(0.26)	(0.06)	(0.32)	10.36	(1.21)	41,221	0.67	0.77	1.60	142
12/31/22	10.36	0.28	(1.72)	(1.44)	(0.19)	(0.07)	(0.26)	8.66	(13.85)	32,670	0.67	0.76	2.60	163
12/31/23	8.66	0.33(2)	0.20	0.53	(0.42)	—	(0.42)	8.77	6.07	32,878	0.61	0.87	3.72	138
12/31/24	8.77	0.35(2)	(0.16)	0.19	(0.48)	—	(0.48)	8.48	2.19	28,741	0.61	0.95	3.96	181
06/30/25(3)	8.48	0.17(2)	0.19	0.36	—	—	—	8.84	4.25(4)	30,217	0.61(5)	0.95(5)	4.01(5)	119(4)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Common Stock Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class SC
12/31/20	$9.20	$0.04	$2.11	$2.15	$(0.06)	$ (0.31)	$(0.37)	$10.98	23.48%	$85,232	0.90%	0.90%	0.47%	15%
12/31/21	10.98	0.01	3.01	3.02	(0.05)	(0.44)	(0.49)	13.51	27.57	93,121	0.91	0.91	0.16	6
12/31/22	13.51	0.04	(2.42)	(2.38)	(0.02)	(1.60)	(1.62)	9.51	(17.79)	68,199	0.91	0.91	0.35	7
12/31/23	9.51	0.04	2.46	2.50	(0.07)	(0.73)	(0.80)	11.21	26.35	74,476	0.95	0.95	0.42	4
12/31/24	11.21	0.04(2)	2.37	2.41	(0.05)	(0.93)	(0.98)	12.64	21.26	77,314	0.92	0.92	0.31	9
06/30/25(3)	12.64	0.02(2)	0.80	0.82	—	—	—	13.46	6.49(4)	77,468	0.92(5)	0.92(5)	0.25(5)	3(4)
Class I
12/31/20	$9.21	$0.07	$2.10	$2.17	$(0.06)	$ (0.31)	$(0.37)	$11.01	23.68%	$149,336	0.73%	0.80%	0.64%	15%
12/31/21	11.01	0.06	3.00	3.06	(0.07)	(0.44)	(0.51)	13.56	27.85	164,195	0.73	0.76	0.34	6
12/31/22	13.56	0.05	(2.42)	(2.37)	(0.04)	(1.60)	(1.64)	9.55	(17.66)	120,406	0.73	0.77	0.53	7
12/31/23	9.55	0.08	2.46	2.54	(0.05)	(0.73)	(0.78)	11.31	26.66	134,712	0.73	0.79	0.64	4
12/31/24	11.31	0.06(2)	2.40	2.46	(0.08)	(0.93)	(1.01)	12.76	21.48	129,113	0.73	0.78	0.50	9
06/30/25(3)	12.76	0.03(2)	0.81	0.84	—	—	—	13.60	6.58(4)	127,964	0.73(5)	0.78(5)	0.44(5)	3(4)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Unaudited.
(4)	Not annualized.
(5)	Annualized.
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class I
12/31/20	$13.69	$0.01	$2.53	$2.54	$(0.02)	$ (0.50)	$(0.52)	$15.71	18.70%	$71,632	0.76%	0.87%	0.06%	95%
12/31/21	15.71	—(2)(3)	3.79	3.79	(0.01)	(0.36)	(0.37)	19.13	24.18	75,241	0.76	0.79	0.01	67
12/31/22	19.13	0.03	(2.73)	(2.70)	(—)(2)	(4.76)	(4.76)	11.67	(14.44)	59,221	0.76	0.80	0.23	75
12/31/23	11.67	0.06	1.88	1.94	(0.03)	(0.06)	(0.09)	13.52	16.60	63,974	0.76	0.85	0.43	65
12/31/24	13.52	0.03(3)	1.85	1.88	(0.06)	(0.51)	(0.57)	14.83	13.70	63,978	0.76	0.85	0.19	59
06/30/25(4)	14.83	0.01(3)	(0.02)	(0.01)	—	—	—	14.82	(0.07)(5)	58,168	0.76(6)	0.87(6)	0.10(6)	19(5)
(1)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(2)	Less than $0.005 per share.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2025 (Unaudited)
1. Organization
The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following four funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Bond Fund ("Bond Fund”)
Touchstone Common Stock Fund ("Common Stock Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Each Fund is diversified with the exception of the Common Stock Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2025, the following affiliates of Touchstone Advisors, Inc. (the “Adviser”) were invested in the Funds: separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.
The Balanced Fund, Bond Fund and Common Stock Fund offer Class SC shares and Class I shares. The Small Company Fund offers Class I shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended June 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Notes to Financial Statements (Unaudited) (Continued)
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Collateralized Loan Obligations — The Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Futures Contracts — The Balanced Fund and Bond Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a

Notes to Financial Statements (Unaudited) (Continued)
change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund and Bond Fund may enter into swap transactions to help enhance the value of their portfolio or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and

Notes to Financial Statements (Unaudited) (Continued)
economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund and Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Bond Fund	Futures Contracts - Interest Rate Contracts(1)	$32,160	$44,704
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the effect of the Bond Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Bond Fund	Futures - Interest Rate Contracts(1)	$82,007	$16,253
	Swap Agreements - Credit Contracts(2)	(17,844)	15,140
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended June 30, 2025, the average quarterly notional value of outstanding derivative financial instruments for the Bond Fund was as follows:
Bond Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$673,333
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	7,700,888
Futures Contracts (short) - Notional Value	1,304,292
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
As of June 30, 2025, the Funds did not have any securities on loan.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Notes to Financial Statements (Unaudited) (Continued)
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security, or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Funds Group Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.

Notes to Financial Statements (Unaudited) (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2025:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Purchases of investment securities	$3,338,942	$6,633,373	$4,991,352	$11,185,428
Proceeds from sales and maturities	$6,269,937	$10,207,702	$18,792,600	$17,171,720
For the six months ended June 30, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $18,348,478 and $19,637,304, respectively, for the Balanced Fund, and $49,255,326 and $45,125,467, respectively, for the Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended June 30, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern.
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $63,484 for the Funds’ Board for the six months ended June 30, 2025.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on all assets
Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Common Stock Fund Small Company Fund	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on such assets over $500 million
The Adviser has entered into investment sub-advisory agreements with Fort Washington Investment Advisors, Inc. (the “Sub-Adviser”), an affiliate of the Adviser and wholly-owned subsidiary of Western & Southern. The Adviser pays sub-advisory fees to the Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class SC	Class I	Termination Date
Balanced Fund	0.79%	0.79%	April 29, 2026
Bond Fund	0.91%	0.61%	April 29, 2026
Common Stock Fund	1.06%	0.73%	April 29, 2026
Small Company Fund	—	0.76%	April 29, 2026

Notes to Financial Statements (Unaudited) (Continued)
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended June 30, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or shareholder servicing fees and other operating expenses of the Funds as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Shareholder Servicing Fees and Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$31,471	$67,914	$99,385
Bond Fund	—	19,975	35,819	55,794
Common Stock Fund	—	—	32,196	32,196
Small Company Fund	—	11,391	20,867	32,258
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of June 30, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Total
Balanced Fund	$128,260	$199,661	$202,625	$99,385	$629,931
Bond Fund	10,777	83,506	114,503	55,794	264,580
Common Stock Fund	22,135	82,999	73,694	32,196	211,024
Small Company Fund	6,801	54,619	56,733	32,258	150,411
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2025.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing

Notes to Financial Statements (Unaudited) (Continued)
agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION
The Trust has adopted a Shareholder Services Plan under which Class SC shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund offering Class SC shares will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.
DISTRIBUTION AGREEMENT
The Distributor acts as exclusive agent for the distribution of the Funds’ shares. The Distributor receives no compensation under this agreement.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended June 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended June 30, 2025, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Small Company Fund	$ 11,377	4.92%	$ 285
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the years ended December 31, 2024 and December 31, 2023 were as follows:
	Balanced Fund		Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$877,103	$638,213	$2,487,186	$2,466,152
From long-term capital gains	—	—	—	—
Total distributions	$877,103	$638,213	$2,487,186	$2,466,152
	Common Stock Fund		Small Company Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$1,131,184	$1,010,060	$268,968	$132,693
From long-term capital gains	14,224,748	12,709,879	2,137,299	272,394
Total distributions	$15,355,932	$13,719,939	$2,406,267	$405,087
The following information is computed on a tax basis for each item as of December 31, 2024:
	Balanced Fund	Bond Fund	Common Stock Fund	Small Company Fund
Tax cost of portfolio investments	$36,916,556	$49,778,353	$90,002,883	$46,215,621
Gross unrealized appreciation on investments	13,819,064	199,530	118,783,296	20,490,570
Gross unrealized depreciation on investments	(1,589,383)	(3,192,846)	(2,073,872)	(1,976,653)
Net unrealized appreciation (depreciation) on investments	12,229,681	(2,993,316)	116,709,424	18,513,917
Gross unrealized depreciation on foreign currency transactions	—	—	(96)	(13)
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	(96)	(13)
Capital loss carryforwards	—	(13,044,612)	—	—
Undistributed ordinary income	827,149	1,903,575	935,257	1,769,875
Undistributed capital gains	1,240,556	—	28,480,848	6,274,917
Other temporary differences	—	(11,147)	—	—
Accumulated earnings (deficit)	$14,297,386	$(14,145,500)	$146,125,433	$26,558,696
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Bond Fund	$ 2,338,955	$ 10,705,657	$ 13,044,612
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Balanced Fund	$ 983,291
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (Unaudited) (Continued)
As of June 30, 2025, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$34,009,783	$14,588,886	$(1,045,650)	$—	$—	$13,543,236
Bond Fund	49,843,515	499,614	(1,870,374)	32,160	(44,704)	(1,383,304)
Common Stock Fund	86,232,134	122,536,663	(2,971,280)	—	—	119,565,383
Small Company Fund	40,959,034	18,496,271	(1,249,975)	—	—	17,246,296
(1)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more

Notes to Financial Statements (Unaudited) (Continued)
sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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TVST-SR-NCSR-2506

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/29/2025

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	8/29/2025